101 Park Avenue                                        Morgan, Lewis
New York, NY 10178                                     & Bockius LLP
Tel: 212.309.6000                                      Counselors at Law
Fax: 212.309.6001

July 13, 2012

VIA EDGAR

Filing Room
U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: THE ADVISORS' INNER CIRCLE FUND II POST-EFFECTIVE AMENDMENT NO. 132 (FILE NO. 033-50718) AND AMENDMENT NO. 134 (FILE NO. 811-07102) TO REGISTRATION STATEMENT ON FORM N-1A
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 132 to the Trust's Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, for the purpose of introducing one new series of the Trust, the Hancock Horizon Diversified Income Fund.

Please contact the undersigned at 212.309.6312 with your questions or comments.

Very truly yours,

/s/ Ryan F. Helmrich
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Ryan F. Helmrich, Esq.